SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IncomeTaxRateDisclosureLineItem [Line Items]
Income before income taxes	$ (2,816)	$ 543	$ 326
Singapore’s Statutory income tax rate	17.00%
Income tax expense	$ 104	161	128
SINGAPORE
IncomeTaxRateDisclosureLineItem [Line Items]
Income before income taxes	$ (2,816)	$ 543	$ 326
Singapore’s Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ (479)	$ 92	$ 55
Tax effect of non-taxable income	(4)	(38)	(5)
Tax effect of non-deductible items	556	236	80
Tax incentives	(13)	(41)	(2)
Deferred tax asset not recognised	77
Unutilised capital allowance carried back		8
Over provision in prior years	(33)	(96)
Income tax expense	$ 104	$ 161	$ 128